Exploration and Evaluation Costs - Exploration and Evaluation Expense Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Seismic, geological and geophysical	$ 102	$ 113
Expensed drilling	41	22
Expensed land	6	11
Exploration and evaluation expenses	$ 149	$ 146